Acquisitions and Sale of Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Contingent Consideration [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

	November 30, 2012 (as previously reported)	Adjustments	November 30, 2012 (as adjusted)
Working capital accounts (1)	$2,314	$(10)	$2,304
Prepaid expenses and other current assets	339	(135)	204
Property, plant and equipment	940	(55)	885
Investment in Apex Tool Group, LLC	800	7	807
Intangible assets	4,577	673	5,250
Other assets	35	—	35
Debt	(1,221)	—	(1,221)
Accounts payable	(519)	—	(519)
Other current liabilities	(634)	(39)	(673)
Other noncurrent liabilities	(1,943)	(242)	(2,185)
Total identifiable net assets	4,688	199	4,887
Goodwill	8,504	(199)	8,305
Total consideration	$13,192	$—	$13,192

(1) Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.

Fair Value of Consideration Transferred [Table Text Block]
The total purchase price for the acquisition of Cooper was $13,192, comprised of Eaton share consideration valued at $6,649 and cash consideration for Cooper shares of $6,474 and to settle certain Cooper equity-based compensation plans of $69, as follows:

Cooper shares outstanding as of November 30, 2012	163.6
Cooper shares issued pursuant to conversion of stock options and share units outstanding under Cooper equity-based compensation plans	1.8
Total Cooper shares and share equivalents prior to transaction	165.4
Exchange ratio per share	0.77479
Total Eaton shares issued	128.1
Weighted-average Eaton Corporation per share price on November 30, 2012	$51.91
Total value of Eaton shares issued	$6,649
Total cash consideration paid at $39.15 per Cooper share and share equivalent	6,474
Total cash consideration paid for equity-based compensation plans	69
Total consideration	$13,192

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma information gives effect to Eaton's acquisition of Cooper as if the acquisition had occurred on January 1, 2011 and Cooper had been included in Eaton's consolidated results of operations for the years ended December 31, 2012 and December 31, 2011.

	2012	2011
Net sales	$21,792	$21,600
Net income from continuing operations attributable to Eaton ordinary shareholders	1,702	1,695
Diluted earnings per share from continuing operations	$3.55	$3.60

Annual Sales From Acquired Entities From Previous Periods [TableText Block]
These transactions and the related annual sales prior to acquisition are summarized below:

Acquired businesses and joint venture	Date of transaction	Business segment	Annual sales
Rolec Comercial e Industrial S.A.	September 28, 2012	Electrical Systems and Services	$85 for the 12 months ended September 30, 2012
A Chilean manufacturer of integrated power assemblies and low- and medium-voltage switchgear, and a provider of engineering services serving mining and other heavy industrial applications in Chile and Peru.

Jeil Hydraulics Co., Ltd.	July 6, 2012	Hydraulics	$189 for 2011
A Korean manufacturer of track drive motors, swing drive motors, main control valves and remote control valves for the construction equipment market.

Polimer Kaucuk Sanayi ve Pazarlama A.S.	June 1, 2012	Hydraulics	$335 for 2011
A Turkish manufacturer of hydraulic and industrial hose for construction, mining, agriculture, oil and gas, manufacturing, food and beverage, and chemicals markets. This business sells its products under the SEL brand name.

Gycom Electrical Low-Voltage Power Distribution, Control and Automation	June 1, 2012	Electrical Systems and Services	$24 for 2011
A Swedish electrical low-voltage power distribution, control and automation components business.

E.A. Pedersen Company	December 29, 2011	Electrical Systems and Services	$37 for 2011
A United States manufacturer of medium voltage switchgear, metal-clad switchgear, power control buildings and relay control panels primarily for the electrical utilities industry.

IE Power, Inc.	August 31, 2011	Electrical Systems and Services	$5 for 2010
A Canadian provider of high power inverters for a variety of mission-critical applications including solar, wind and battery energy storage.

E. Begerow GmbH & Co. KG	August 15, 2011	Hydraulics	$84 for 2010
A German system provider of advanced liquid filtration solutions. This business develops and produces technologically innovative filter media and filtration systems for food and beverage, chemical, pharmaceutical and industrial applications.

ACTOM Low Voltage	June 30, 2011	Electrical Systems and Services	$65 for the year ended May 31, 2011
A South African manufacturer and supplier of motor control components, engineered electrical distribution systems and uninterruptible power supply (UPS) systems.

C.I. ESI de Colombia S.A.	June 2, 2011	Electrical Products	$8 for 2010
A Colombian distributor of industrial electrical equipment and engineering services in the Colombian market, focused on oil and gas, mining, and industrial and commercial construction.

Acquired businesses and joint venture	Date of transaction	Business segment	Annual sales
Internormen Technology Group	May 12, 2011	Hydraulics	$55 for 2010
A Germany-based manufacturer of hydraulic filtration and instrumentation with sales and distribution subsidiaries in China, the United States, India and Brazil.

Eaton-SAMC (Shanghai) Aircraft Conveyance System Manufacturing Co., Ltd.	March 8, 2011	Aerospace	Joint venture
A 49%-owned joint venture in China focusing on the design, development, manufacturing and support of fuel and hydraulic conveyance systems for the global civil aviation market.

Tuthill Coupling Group	January 1, 2011	Hydraulics	$35 for the year ended November 30, 2010
A United States based manufacturer of pneumatic and hydraulic quick coupling solutions and leak-free connectors used in industrial, construction, mining, defense, energy and power applications.

Chloride Phoenixtec Electronics	October 12, 2010	Electrical Systems and Services	$25 for the year ended September 30, 2010
A China manufacturer of UPS systems. Eaton acquired the remaining shares to increase its ownership from 50% to 100%.

CopperLogic, Inc.	October 1, 2010	Electrical Systems and Services	$35 for the year ended September 30, 2010
A Canadian manufacturer of electrical and electromechanical systems.

Wright Line Holding, Inc.	August 25, 2010	Electrical Systems and Services	$101 for the year ended June 30, 2010
A United States provider of customized enclosures, rack systems, and air-flow management systems to store, power, and secure mission-critical IT data center electronics.

EMC Engineers, Inc.	July 15, 2010	Electrical Systems and Services	$24 for 2009
A United States energy engineering and energy services company that delivers energy efficiency solutions for a wide range of governmental, educational, commercial and industrial facilities.